OTHER INCOME (EXPENSE), NET (Details) - USD ($)		3 Months Ended	5 Months Ended	12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income Expense, Net [Line Items]
Other income, net		$ (29,007,528)	$ (13,292,589)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Other Income Expense, Net [Line Items]
Other income, net				$ 12,061,386	$ (33,691)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Related Parties
Other Income Expense, Net [Line Items]
Other income, net	$ 341,954				10,232,311
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | NRG agreement
Other Income Expense, Net [Line Items]
Other income, net				7,544,864
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | NRG agreement | Related Parties
Other Income Expense, Net [Line Items]
Other income, net	315,141				9,668,117
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | NEDO agreement
Other Income Expense, Net [Line Items]
Other income, net				522,496
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | NEDO agreement | Related Parties
Other Income Expense, Net [Line Items]
Other income, net	$ 26,813				564,194
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Contingent liability
Other Income Expense, Net [Line Items]
Other income, net				3,978,293
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Other income (expense), net
Other Income Expense, Net [Line Items]
Other income, net				$ 15,733	$ (33,691)